UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Vincent P. Corti
EuroPacific Growth Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio

June 30, 2012
unaudited
Common stocks — 90.24%	Shares	Value (000)

FINANCIALS — 15.39%
Prudential PLC1	92,393,984	$1,070,512
Housing Development Finance Corp. Ltd.1	71,631,730	842,941
Agricultural Bank of China, Class H1	1,485,594,000	599,795
HDFC Bank Ltd.1	57,345,000	582,104
Deutsche Bank AG1	14,589,696	530,238
UniCredit SpA1,2	137,461,060	520,876
Ping An Insurance (Group) Co. of China, Ltd., Class H1	63,730,000	514,280
Sberbank of Russia (ADR)1	27,000,000	293,691
Sberbank of Russia (ADR)	13,760,875	148,893
Barclays PLC1	172,354,023	441,190
Fairfax Financial Holdings Ltd. (CAD denominated)	711,291	278,613
Fairfax Financial Holdings Ltd.	325,000	128,691
Toronto-Dominion Bank	5,190,000	406,187
AIA Group Ltd.1	116,960,400	403,273
Société Générale1,2	16,391,896	386,474
Bank of China Ltd., Class H1	977,853,600	374,167
Siam Commercial Bank PCL1	79,914,000	373,496
AXA SA1	27,603,268	369,448
Brookfield Asset Management Inc., Class A	10,352,000	342,651
Kotak Mahindra Bank Ltd.1	31,467,137	336,202
Banco Bradesco SA, preferred nominative	21,565,243	321,465
Hana Financial Holdings1	9,940,630	317,321
Banco Santander, SA1	44,849,392	299,540
ICICI Bank Ltd.1	17,266,326	280,818
Ayala Land, Inc.1	481,283,600	247,602
Industrial and Commercial Bank of China Ltd., Class H1	441,440,409	246,842
Itaú Unibanco Holding SA, preferred nominative	8,931,699	125,804
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,444,022	117,541
Bank of Nova Scotia	4,450,000	230,521
UBS AG1	19,194,295	224,466
Credit Suisse Group AG1	10,690,545	195,303
BNP Paribas SA1	5,008,298	193,339
China Construction Bank Corp., Class H1	278,270,000	191,860
Bank of Ireland1,2	1,475,842,276	185,549
Westfield Group1	18,700,000	182,188
Sampo Oyj, Class A1	6,613,722	171,921
Royal Bank of Canada	2,640,948	135,303
Banco Bilbao Vizcaya Argentaria, SA1	18,266,049	131,650
Henderson Land Development Co. Ltd.1	22,957,000	127,544
Resona Holdings, Inc.1	27,900,000	115,154
DNB ASA1	11,417,796	113,587
Daito Trust Construction Co., Ltd.1	1,197,000	113,549
Mizuho Financial Group, Inc.1	65,920,000	111,592
PartnerRe Holdings Ltd.	1,395,000	105,560
HSBC Holdings PLC (Hong Kong)1	11,738,967	105,240
ING Groep NV, depository receipts1,2	15,524,880	104,744
Royal Bank of Scotland Group PLC1,2	26,993,061	91,507
CITIC Securities Co. Ltd., Class H1,2	41,948,000	88,858
Türkiye Garanti Bankasi AS1	22,163,923	87,382
Erste Bank der oesterreichischen Sparkassen AG1	4,319,117	82,112
Woori Finance Holdings Co., Ltd.1	6,964,000	76,470
Samsung Card Co., Ltd.1	2,711,988	75,865
Banco Santander (Brasil) SA, units	7,946,600	60,930
Banco Santander (Brasil) SA, units (ADR)	1,554,600	12,048
China Life Insurance Co. Ltd., Class H1	20,360,000	53,463
Chongqing Rural Commercial Bank Co., Ltd., Class H1	106,529,000	43,290
Lloyds Banking Group PLC1,2	87,359,895	42,970
China Taiping Insurance Holdings Co. Ltd.1,2	24,033,000	39,009
Sun Hung Kai Properties Ltd.1	2,615,000	31,030
China Pacific Insurance (Group) Co., Ltd., Class H1	9,180,000	29,927
Shinhan Financial Group Co., Ltd.1	848,040	29,516
Deutsche Börse AG1	493,000	26,608
Svenska Handelsbanken AB, Class A1	550,000	18,130
		14,528,840

CONSUMER DISCRETIONARY — 12.89%
Honda Motor Co., Ltd.1	29,956,250	1,043,515
Volkswagen AG, nonvoting preferred1	4,317,575	684,541
Kia Motors Corp.1	9,613,717	633,230
Hyundai Motor Co.1	2,962,790	607,808
Hyundai Mobis Co., Ltd.1	2,038,000	493,349
Bayerische Motoren Werke AG1	6,246,000	452,572
H & M Hennes & Mauritz AB, Class B1	12,281,000	441,537
Li & Fung Ltd.1	224,658,000	435,937
adidas AG1	5,658,000	405,808
Naspers Ltd., Class N1	7,350,000	393,051
Hero MotoCorp Ltd.1	9,975,363	386,800
Nikon Corp.1	12,459,000	378,496
Tata Motors Ltd.1	84,785,624	370,123
Toyota Motor Corp.1	8,265,000	333,126
Rakuten, Inc.1	31,555,600	326,784
British Sky Broadcasting Group PLC1	29,070,000	317,272
Daimler AG1	6,708,216	301,695
Daimler AG	125,000	5,599
Nissan Motor Co., Ltd.1	31,059,800	294,158
Industria de Diseño Textil, SA1	2,578,000	266,642
Swatch Group Ltd, non-registered shares1	498,800	197,355
Swatch Group Ltd1	588,601	40,951
Cie. Générale des Établissements Michelin, Class B1	3,506,615	229,349
Nokian Renkaat Oyj1	5,952,000	226,856
Sands China Ltd.1	68,982,000	220,974
Renault SA1	5,093,065	204,211
Burberry Group PLC1	8,922,000	186,106
WPP PLC1	13,768,000	167,340
PT Astra International Tbk1	227,435,000	166,306
Shangri-La Asia Ltd.1	81,690,000	156,672
LVMH Moët Hennessey-Louis Vuitton SA1	980,000	149,370
Belle International Holdings Ltd.1	81,200,000	138,890
Yamada Denki Co., Ltd.1	2,692,150	137,408
Intercontinental Hotels Group PLC1	4,945,000	119,508
Truworths International Ltd.1	10,700,000	117,354
Ctrip.com International, Ltd. (ADR)2	6,807,000	114,085
Mahindra & Mahindra Ltd.1	8,840,000	112,758
Melco Crown Entertainment Ltd. (ADR)2	8,914,000	102,689
Paddy Power PLC1	1,549,958	101,205
Carnival PLC1	2,500,000	85,551
Fiat SpA1,2	16,530,000	83,643
Suzuki Motor Corp.1	3,946,333	80,891
Maruti Suzuki India Ltd.1	3,725,509	78,567
JCDecaux SA1	3,528,700	77,863
Isuzu Motors Ltd.1	14,500,000	77,522
SES SA, Class A (FDR)1	2,988,363	70,667
Techtronic Industries Co. Ltd.1	43,815,000	55,572
Kingfisher PLC1	9,259,650	41,868
Dongfeng Motor Group Co., Ltd., Class H1	26,200,000	40,844
Whitbread PLC1	642,382	20,499
		12,174,917

CONSUMER STAPLES — 11.25%
Nestlé SA1	25,110,200	1,497,859
Anheuser-Busch InBev NV1	16,744,623	1,301,774
Anheuser-Busch InBev NV, VVPR STRIPS1,2	10,093,238	13
British American Tobacco PLC1	24,974,999	1,271,185
Pernod Ricard SA1	6,096,672	652,201
Danone SA1	8,257,168	512,625
L’Oréal SA, non-registered shares1	3,065,000	359,044
L’Oréal SA, bonus shares1	1,041,600	122,016
Shoprite Holdings Ltd.1	25,335,000	468,116
Associated British Foods PLC1	19,280,000	387,925
Japan Tobacco Inc.1	12,921,000	382,895
Unilever NV, depository receipts1	9,417,000	315,191
Koninklijke Ahold NV1	24,513,000	303,750
China Resources Enterprise, Ltd.1	99,586,000	297,590
SABMiller PLC1	7,286,000	292,659
OJSC Magnit (GDR)1	9,663,715	291,394
Hengan International Group Co. Ltd.1	27,734,000	269,662
Asahi Group Holdings, Ltd.1	10,716,700	230,169
ITC Ltd.1	39,792,622	185,326
Wal-Mart de México, SAB de CV, Series V	65,671,436	175,997
Coca-Cola Amatil Ltd.1	12,428,216	170,698
Wilmar International Ltd.1	54,938,000	157,938
Diageo PLC1	5,500,000	141,489
Swedish Match AB1	3,179,000	128,298
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	3,165,000	121,314
Carlsberg A/S, Class B1	1,360,301	107,188
Coca-Cola Hellenic Bottling Co. SA1,2	5,700,000	101,120
Woolworths Ltd.1	3,350,626	92,157
Unilever PLC1	2,526,750	84,922
China Yurun Food Group Ltd.1	88,145,000	77,581
Wesfarmers Ltd.1	1,498,120	46,121
Tingyi (Cayman Islands) Holding Corp.1	17,764,000	45,803
Treasury Wine Estates Ltd.1	3,676,000	16,450
Wm Morrison Supermarkets PLC1	2,219,100	9,261
		10,617,731

HEALTH CARE — 11.01%
Novo Nordisk A/S, Class B1	22,139,400	3,202,930
Novartis AG1	34,036,725	1,898,567
Bayer AG1	19,126,082	1,379,156
Teva Pharmaceutical Industries Ltd. (ADR)	21,247,300	837,994
CSL Ltd.1	14,904,169	604,489
UCB SA1,3	11,918,602	601,432
Roche Holding AG1	3,360,000	580,028
Sonova Holding AG1	2,660,000	256,679
Fresenius SE & Co. KGaA1	2,079,709	215,656
William Demant Holding A/S1,2	2,054,459	184,636
Grifols, SA, Class A1,2	6,050,000	153,457
Merck KGaA1	1,098,724	109,644
Essilor International1	1,002,000	93,080
Sinopharm Group Co. Ltd., Class H1	33,100,000	91,651
Terumo Corp.1	2,175,000	89,356
Shandong Weigao Group Medical Polymer Co. Ltd., Class H1	57,742,000	64,070
Fresenius Medical Care AG & Co. KGaA1	480,000	33,975
		10,396,800

INFORMATION TECHNOLOGY — 9.32%
Samsung Electronics Co. Ltd.1	2,015,125	2,136,482
Samsung Electronics Co. Ltd., nonvoting preferred1	48,800	32,295
Taiwan Semiconductor Manufacturing Co. Ltd.1,2	413,565,136	1,131,983
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)2	5,822,723	81,285
Tencent Holdings Ltd.1	19,585,000	578,355
SAP AG1	6,023,000	355,680
SAP AG (ADR)	2,625,000	155,820
Murata Manufacturing Co., Ltd.1	8,999,700	472,109
HTC Corp.1	32,798,500	431,243
ASML Holding NV1	7,318,972	372,955
Nintendo Co., Ltd.1	2,961,800	345,595
NetEase, Inc. (ADR)2	5,852,400	344,414
Quanta Computer Inc.1	120,984,000	325,710
Canon, Inc.1	7,856,500	314,596
Infineon Technologies AG1	45,285,000	307,053
HOYA Corp.1	10,860,000	239,288
Arm Holdings PLC1	26,970,000	214,773
Hexagon AB, Class B1	9,360,000	161,410
Baidu, Inc., Class A (ADR)2	1,280,000	147,174
Hirose Electric Co., Ltd.1	1,242,300	122,831
DeNA Co., Ltd.1	3,250,000	86,271
Nokia Corp.1	40,800,000	84,050
ZTE Corp., Class H1	31,460,000	61,367
MediaTek Inc.1	5,279,539	48,927
Ibiden Co., Ltd.1	2,695,200	48,674
Nippon Electric Glass Co., Ltd.1	6,750,000	40,147
Keyence Corp.1	159,500	39,447
Delta Electronics, Inc.1	12,236,603	37,909
TDK Corp.1	700,000	28,412
Rohm Co., Ltd.1	712,700	27,414
STMicroelectronics NV1	4,957,086	27,262
		8,800,931

INDUSTRIALS — 8.27%
Schneider Electric SA1	12,379,156	689,751
Atlas Copco AB, Class A1	17,000,330	367,060
Atlas Copco AB, Class B1	12,087,000	231,101
Ryanair Holdings PLC (ADR)2	16,727,600	508,519
European Aeronautic Defence and Space Co. EADS NV1	12,845,890	455,549
Siemens AG1	4,912,000	412,892
Komatsu Ltd.1	14,414,600	345,489
Legrand SA1	10,137,000	344,760
Beijing Enterprises Holdings Ltd.1	53,800,500	324,732
Experian PLC1	20,861,000	294,686
ASSA ABLOY AB, Class B1	8,878,000	248,255
Weir Group PLC1	9,889,000	238,511
Jardine Matheson Holdings Ltd.1	4,444,000	216,413
Geberit AG1	1,055,000	208,103
AB Volvo, Class B1	18,000,000	206,202
KONE Oyj, Class B1	3,286,139	198,993
FANUC CORP.1	1,151,000	189,106
Meggitt PLC1	29,391,547	178,240
Marubeni Corp.1	25,800,000	171,718
Kubota Corp.1	18,060,000	166,671
Bureau Veritas SA1	1,807,181	160,641
SMC Corp.1	715,700	123,870
Aggreko PLC1	3,786,843	123,183
VINCI SA1	2,536,000	118,693
Hutchison Port Holdings Trust1,4	163,573,000	116,935
Wolseley PLC1	3,012,485	112,553
Nabtesco Corp.1	4,500,000	100,052
ABB Ltd1	5,600,000	91,393
Alstom SA1	2,738,000	86,968
Qantas Airways Ltd.1,2	77,820,000	86,254
Vallourec SA1	2,043,000	83,851
International Consolidated Airlines Group, SA (CDI) (GBP denominated)1,2	30,070,400	75,263
SGS SA1	38,834	72,767
Serco Group PLC1	8,330,000	70,040
Fiat Industrial SpA1	6,700,000	66,024
A.P. Moller-Maersk A/S, Class B1	9,054	59,583
Makita Corp.1	1,429,200	50,249
Brambles Ltd.1	7,121,409	45,169
China Merchants Holdings (International) Co., Ltd.1	14,689,347	44,929
Air France1,2	8,160,720	38,964
Kühne + Nagel International AG1	330,000	34,929
Adani Enterprises Ltd.1	6,185,567	24,873
Jardine Strategic Holdings Ltd.1	670,000	20,502
		7,804,436

TELECOMMUNICATION SERVICES — 6.83%
América Móvil, SAB de CV, Series L (ADR)	59,248,602	1,544,019
América Móvil, SAB de CV, Series L	136,765,100	178,291
SOFTBANK CORP.1	44,776,900	1,664,766
MTN Group Ltd.1	36,324,200	627,891
Vodafone Group PLC1	139,344,919	391,508
OJSC Mobile TeleSystems (ADR)	16,994,100	292,299
Koninklijke KPN NV1	30,300,200	290,137
TeliaSonera AB1	38,435,700	245,888
China Telecom Corp. Ltd., Class H1	539,048,000	236,460
Telefónica, SA, non-registered shares1	13,561,736	178,921
Advanced Info Service PCL1	23,806,500	138,989
Axiata Group Bhd.1	69,481,000	119,995
Bharti Airtel Ltd.1	19,740,000	108,637
Portugal Telecom, SGPS, SA1	23,045,000	101,284
Iliad SA1	657,500	95,132
Millicom International Cellular SA (SDR)1	940,000	88,687
Telekomunikacja Polska SA1	15,001,227	70,131
Turkcell Iletisim Hizmetleri AS1,2	12,655,000	63,949
Philippine Long Distance Telephone Co.1	244,545	15,397
		6,452,381

MATERIALS — 6.08%
Syngenta AG1	1,792,815	612,037
Linde AG1	3,095,500	482,149
Nitto Denko Corp.1	7,069,900	301,534
UltraTech Cement Ltd.1	10,152,979	277,991
BASF SE1	3,610,000	250,854
POSCO1	775,000	247,466
Amcor Ltd.1	33,954,916	247,448
PT Semen Gresik (Persero) Tbk1	188,657,000	227,851
CRH PLC1	11,718,839	225,294
Holcim Ltd1	3,758,180	208,210
Potash Corp. of Saskatchewan Inc.	4,670,000	204,032
Shin-Etsu Chemical Co., Ltd.1	3,610,000	198,610
Orica Ltd.1	7,718,819	196,468
Chr. Hansen Holding A/S1	6,901,000	177,328
Impala Platinum Holdings Ltd.1	10,240,488	170,301
ArcelorMittal1	8,765,136	135,405
L’Air Liquide SA, bonus shares1	900,471	103,024
L’Air Liquide SA, non-registered shares1	260,101	29,758
Glencore International PLC1	26,541,000	123,303
Givaudan SA1	119,832	117,696
Vedanta Resources PLC1	8,052,097	115,995
First Quantum Minerals Ltd.	6,317,900	111,700
Svenska Cellulosa AB SCA, Class B1	7,306,260	109,728
K+S AG1	2,213,000	100,971
JFE Holdings, Inc.1	5,164,000	86,347
BHP Billiton PLC1	3,000,000	85,669
Akzo Nobel NV1	1,790,000	84,202
Vale SA, ordinary nominative (ADR)	4,000,000	79,400
Koninklijke DSM NV1	1,515,979	74,794
Anhui Conch Cement Co. Ltd., Class H1	25,010,000	68,600
Titan Cement Co. SA1,2	3,521,000	62,237
Grasim Industries Ltd.1	1,213,087	57,399
Grasim Industries Ltd. (GDR)1	86,413	4,089
Barrick Gold Corp.	1,570,000	58,985
Rio Tinto PLC1	1,200,000	57,311
Formosa Chemicals & Fibre Corp.1	17,970,000	47,551
		5,741,737

ENERGY — 5.77%
BP PLC1	123,652,164	828,489
Royal Dutch Shell PLC, Class B1	12,402,000	432,832
Royal Dutch Shell PLC, Class A1	3,195,000	107,966
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	90,419
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	67,430
OAO Gazprom (ADR)1	52,608,000	497,994
Canadian Natural Resources, Ltd.	18,172,600	487,471
INPEX CORP.1	70,250	393,844
Saipem SpA, Class S1	8,734,566	388,999
Nexen Inc.	21,080,000	356,041
Crescent Point Energy Corp.	6,205,000	231,598
Transocean Ltd.	4,554,961	203,743
KunLun Energy Co. Ltd.1	113,000,000	181,376
Cairn India Ltd.1,2	31,450,000	174,467
TOTAL SA1	3,695,000	166,752
China National Offshore Oil Corp.1	78,800,100	158,963
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	7,614,000	142,915
Oil Search Ltd.1	19,053,445	130,006
Suncor Energy Inc.	2,944,000	85,130
BG Group PLC1	3,950,000	80,848
SeaDrill Ltd.1	2,249,343	80,302
PTT PCL1	5,600,000	57,265
Essar Energy PLC1,2	24,995,900	48,057
Eni SpA1	2,236,000	47,719
Cenovus Energy Inc.	224,900	7,151
		5,447,777

UTILITIES — 1.66%
National Grid PLC1	30,990,000	328,018
Power Assets Holdings Ltd.1	43,010,000	322,936
Power Grid Corp. of India Ltd.1	144,130,336	294,430
Hong Kong and China Gas Co. Ltd.1	118,721,539	252,198
GDF SUEZ1	9,595,911	228,948
E.ON AG1	3,000,000	64,621
SSE PLC1	2,125,000	46,329
CEZ, a s1	817,000	28,224
SUEZ Environnement Co.1	521,250	5,611
		1,571,315

MISCELLANEOUS — 1.77%
Other common stocks in initial period of acquisition		1,671,030

Total common stocks (cost: $67,707,858,000)		85,207,895

	Principal amount
Bonds & notes — 0.11%	(000)

BONDS & NOTES OF U.S. GOVERNMENT — 0.11%
U.S. Treasury 3.50% 2013	$100,000	102,965

Total bonds & notes (cost: $102,987,000)		102,965

Short-term securities — 9.09%

Freddie Mac 0.065%–0.19% due 7/9/2012–4/2/2013	2,115,056	2,113,986
Fannie Mae 0.07%–0.23% due 7/16/2012–1/9/2013	2,036,524	2,035,594
Federal Home Loan Bank 0.10%–0.25% due 7/6/2012–6/28/2013	1,274,281	1,273,172
U.S. Treasury Bills 0.072%–0.179% due 8/16/2012–4/4/2013	897,575	897,255
Federal Farm Credit Banks 0.16%–0.20% due 7/6/2012–6/21/2013	218,100	217,904
Novartis Securities Investment Ltd. 0.155%–0.19% due 8/6–10/9/20124	216,400	216,328
Québec (Province of) 0.12%–0.18% due 7/19–10/9/20124	175,500	175,440
Variable Funding Capital Company LLC 0.15%–0.17% due 7/6–7/13/20124	103,900	103,895
Wells Fargo & Co. 0.18% due 9/24/2012	50,000	49,951
General Electric Capital Corp. 0.16%–0.17% due 7/27–9/5/2012	150,000	149,971
Siemens Capital Co. LLC 0.13%–0.16% due 7/9–9/4/20124	135,500	135,460
BASF AG 0.17%–0.19% due 7/2–9/26/20124	135,440	135,406
Nestlé Finance International Ltd. 0.17%–0.19% due 7/19–8/30/2012	123,000	122,978
Old Line Funding, LLC 0.18% due 8/24/20124	40,000	39,994
Thunder Bay Funding, LLC 0.17%–0.21% due 7/23–9/26/20124	58,200	58,180
Bank of Nova Scotia 0.14%–0.335% due 7/2–7/10/2012	90,200	90,198
Toronto-Dominion Holdings USA Inc. 0.16% due 7/17–7/20/20124	85,000	84,993
British Columbia (Province of) 0.13% due 7/18/2012	84,500	84,495
BNZ International Funding Ltd. 0.27% due 9/14/20124	55,300	55,271
National Australia Funding (Delaware) Inc. 0.07% due 7/2/20124	19,000	19,000
Coca-Cola Co. 0.17%–0.25% due 8/27–12/4/20124	73,000	72,947
International Bank for Reconstruction and Development 0.13% due 9/21/2012	67,900	67,886
American Honda Finance Corp. 0.13%–0.16% due 7/25–8/9/2012	55,200	55,193
Google Inc. 0.14% due 8/10/20124	52,000	51,989
Westpac Banking Corp. 0.25% due 9/17/20124	50,000	49,970
Private Export Funding Corp. 0.19%–0.23% due 9/18–11/19/20124	48,500	48,432
PepsiCo Inc. 0.13% due 9/10/20124	44,900	44,885
Province of Ontario 0.14% due 8/31/2012	41,600	41,577
Mitsubishi UFJ Trust and Banking Corp. 0.17% due 7/5/2012	41,500	41,499
Commonwealth Bank of Australia 0.21% due 8/21/20124	25,000	24,993
Total Capital Canada Ltd. 0.17% due 7/26/20124	12,800	12,798
Nordea North America, Inc. 0.16% due 7/5/2012	12,100	12,100

Total short-term securities (cost: $8,584,030,000)		8,583,740

Total investment securities (cost: $76,394,875,000)		93,894,600
Other assets less liabilities		527,872

Net assets		$94,422,472

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

						Unrealized
						(depreciation)
			Contract amount			appreciation
			Receive	Deliver		at 6/30/2012
	Settlement date	Counterparty	(000)		(000)	(000)
Sales:
Australian dollars	7/10/2012	UBS AG	$54,057	$	A56,000	$(3,198)
Euros	7/9/2012	HSBC Bank	$211,424		€170,000	(3,725)
Euros	7/9/2012	Citibank	$216,475		€175,000	(5,002)
Euros	7/11/2012	JPMorgan Chase	$94,325		€75,000	(595)
Euros	7/11/2012	UBS AG	$95,377		€75,819	(580)
Euros	7/13/2012	UBS AG	$36,949		€29,560	(463)
Euros	7/18/2012	HSBC Bank	$62,998		€50,000	(286)
Euros	7/18/2012	HSBC Bank	$318,772		€253,000	(1,446)
Euros	7/23/2012	JPMorgan Chase	$82,534		€65,000	260
Euros	7/24/2012	JPMorgan Chase	$99,101		€78,000	373
Euros	7/24/2012	UBS AG	$453,472		€357,000	1,598
Euros	7/31/2012	Barclays Bank PLC	$91,312		€73,183	(1,326)
Euros	8/2/2012	UBS AG	$217,490		€175,000	(4,037)
Euros	8/2/2012	Citibank	$69,473		€55,900	(1,290)
Euros	8/3/2012	JPMorgan Chase	$221,550		€175,000	21

						$(19,696)

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $75,686,002,000, which represented 80.16% of the net assets of the fund. This amount includes $75,455,731,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,446,916,000, which represented 1.53% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares.  Further details on such holdings and related transactions during the three months ended June 30, 2012, appear below.

						Value of
					Dividend	affiliate at
					income	6/30/2012
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

UCB SA	11,918,602	—	—	11,918,602	$13,411	$601,432

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2012 (dollars in thousands):

		Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$2,414,207	$12,114,633	$—	$14,528,840
Consumer discretionary	222,373	11,952,544	—	12,174,917
Consumer staples	297,311	10,320,420	—	10,617,731
Health care	837,994	9,558,806	—	10,396,800
Information technology	728,693	8,072,238	—	8,800,931
Industrials	508,519	7,295,917	—	7,804,436
Telecommunication services	2,014,609	4,437,772	—	6,452,381
Materials	454,117	5,287,620	—	5,741,737
Energy	1,671,898	3,775,879	—	5,447,777
Utilities	—	1,571,315	—	1,571,315
Miscellaneous	372,172	1,297,716	1,142	1,671,030
Bonds & notes	—	102,965	—	102,965
Short-term securities	—	8,583,740	—	8,583,740
Total	$9,521,893	$84,371,565	$1,142	$93,894,600

		Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,252	$—	$2,252

Liabilities:
Unrealized depreciation on open forward currency contracts	—	(21,948)	—	(21,948)
Total	$—	$(19,696)	$—	$(19,696)

*Securities with a market value of $74,461,568,000, which represented 78.86% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$21,868,142
Gross unrealized depreciation on investment securities	(5,501,177)
Net unrealized appreciation on investment securities	16,366,965
Cost of investment securities for federal income tax purposes	77,527,635

Key to abbreviations and symbols

ADR = American Depositary Receipts	GDR = Global Depositary Receipts	CAD = Canadian dollars
CDI = CREST Depository Interest	SDR = Swedish Depositary Receipts	€ = Euros
FDR = Fiduciary Depositary Receipts	A$ = Australian dollars	GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-916-0812O-S32873

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: August 28, 2012

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2012